Provisions - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Current portion of provision		¥ 524,420	¥ 508,360	¥ 443,502
Non-current portion of provision		14,373	55,969	52,199
Expense of restructuring activities		73,835	56,915	83,357
Rebates payable		253,832	293,385
Forecast
Disclosure of other provisions [line items]
Expense of restructuring activities	¥ 140,000
Personnel costs
Disclosure of other provisions [line items]
Expense of restructuring activities		¥ 9,769	¥ 9,683	¥ 9,420